Fair Value Measurements - Narrative (Details)	Mar. 31, 2021 USD ($)	Mar. 16, 2021 shares	Dec. 31, 2020 USD ($)	Dec. 02, 2020 shares	Dec. 31, 2019 USD ($)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of warrants outstanding | $	$ 51,753,000		$ 343,400,000		$ 1,122,000
Private Warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants exercised (in shares) | shares		3,589,645
2017, 2018, And 2020 Warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of warrants outstanding | $			$ 0
Cashless Conversion Warrant Exercises
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants exercised (in shares) | shares				13,647
Share-Based Warrant Exercises
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants exercised (in shares) | shares				130,376
Level 3 | Equity Valuation | 2017 and 2018 Warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants outstanding, measurement input | $					640,000,000
Level 3 | Expected Term | Private Warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants outstanding, measurement input	4.68
Level 3 | Expected Term | 2017 and 2018 Warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants outstanding, measurement input					3
Level 3 | Price Volatility | Private Warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants outstanding, measurement input	0.642
Level 3 | Price Volatility | 2017 and 2018 Warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants outstanding, measurement input					0.496
Level 3 | Risk Free Interest Rate | Private Warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants outstanding, measurement input	0.0083
Level 3 | Risk Free Interest Rate | 2017 and 2018 Warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants outstanding, measurement input					0.0162
Level 3 | Discount Rate | 2017 and 2018 Warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants outstanding, measurement input					0.35
Level 3 | Share Price | 2017, 2018, And 2020 Warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants outstanding, measurement input				18.00